Segment Information - Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 segments	Dec. 31, 2012 segments
Segment Reporting [Abstract]
Number of reportable segments	2	2
Intersegment revenues	$ 0	$ 0
Major customer amounts	$ 0	$ 0